FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,570,000,000	$ 1,597,000,000
Cash equivalents	416,000,000	352,000,000
Deposits, classified as cash equivalents	4,000,000	244,000,000
Financial assets	14,437,000,000	9,041,000,000
Financial liabilities	31,982,000,000	15,904,000,000
Gross financial assets subject to offsetting	1,000,000	0
Gross financial liabilities set off against financial assets subject to offsetting	$ 3,000,000	0
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 441,000,000
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,612,000,000	376,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	13,000,000	76,000,000
Derivative financial liabilities	35,000,000	0
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(53,000,000)	125,000,000	$ (64,000,000)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	22,000,000	17,000,000
Derivative financial liabilities	123,000,000	48,000,000
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(79,000,000)	(56,000,000)	40,000,000
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,767,000,000	2,638,000,000
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	264,000,000	283,000,000
Accounts receivable, net (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,631,000,000	5,160,000,000
Accounts receivable, net (current and non-current) | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 1 and Level 2 | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,787,000,000	2,611,000,000
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18,000,000	13,000,000
Financial assets	660,000,000	307,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,000,000	50,000,000
Financial assets	287,000,000	$ 280,000,000	$ 257,000,000
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	$ 420,000,000